Pay vs Performance Disclosure - USD ($)	12 Months Ended						60 Months Ended
	Aug. 01, 2026	Aug. 02, 2025	Aug. 03, 2024	Jul. 29, 2023	Jul. 30, 2022	Aug. 08, 2021	Aug. 01, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(4)		Average Summary Compensation Table Total for non-PEO NEOs $(1)	Average Compensation Actually Paid to non-PEO NEOs $(4)(5)	Value of Initial Fixed $100 Investment Based on: (6)		(in millions)
	1st PEO $ (2)	2nd PEO $(3)	1st PEO $ (2)	2nd PEO $(3)			Total Shareholder Return $	Peer Group Total Shareholder Return $	Net Income $(7)	Adjusted EBITDA $(8)
2026	11,295,207	n/a	36,478,213	n/a	3,479,979	8,598,991	153	257	84	701
2025	9,655,175	n/a	21,581,689	n/a	2,795,512	4,651,087	82	139	(118)	552
2024	7,619,334	n/a	5,237,814	n/a	2,724,029	843,517	44	104	(112)	518
2023	6,201,442	n/a	(1,706,501)	n/a	1,958,589	(4,707,368)	63	110	24	640
2022	8,722,292	6,312,014	8,947,422	709,289	3,053,051	2,223,744	128	135	248	829

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Spinner served as PEO for one week in fiscal 2022, retiring on August 9, 2021, at which time Mr. Douglas became the new PEO.
Peer Group Issuers, Footnote	Represents hypothetical $100 investment at the beginning of the measurement period. Peer group represents the S&P SmallCap 600 Food Distributors Index also used in the Company’s Annual Report under Part II Item 5 for the Comparative Stock Performance graph.
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” begins with the Summary Compensation Table totals reported for the PEOs and the average of the Other NEOs for each year and were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends do not apply.

	Fiscal 2026		Fiscal 2025		Fiscal 2024		Fiscal 2023		Fiscal 2022
NEO	Douglas PEO #1	Average NEO	Douglas PEO #1	Average NEO	Douglas PEO #1	Average NEO	Douglas PEO #1	Average NEO	Douglas PEO #1	Spinner PEO #2	Average NEO
Summary Compensation Table Total Pay $	11,295,207	3,479,979	9,655,175	2,795,512	7,619,334	2,724,029	6,201,442	1,958,589	8,722,292	6,312,014	3,053,051
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(8,016,521)	(1,868,356)	(6,668,311)	(1,286,578)	(5,029,570)	(1,444,325)	(5,135,192)	(1,324,846)	(5,899,913)	—	(1,419,963)
Add Fair Value at FYE of Outstanding Awards Granted in Current Fiscal Year	19,117,061	4,246,377	10,511,293	1,816,277	4,471,036	939,207	2,001,105	494,269	6,125,044	—	1,281,636
Add Change in Fair Value of Outstanding Awards Granted in Prior Years	12,777,786	2,334,479	7,419,911	1,293,283	(1,590,840)	(526,667)	(4,670,685)	(5,146,889)	—	(10,699,745)	(913,495)
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years	1,304,680	406,512	663,621	194,851	(232,145)	(132,362)	(103,172)	(640,179)	—	5,097,020	592,254
Add Fair Value as of Prior Fiscal of Awards that failed to meet Vesting Conditions	—	—	—	(162,259)	—	(716,365)	—	(48,313)	—	—	(369,738)
Compensation Actually Paid $	36,478,213	8,598,991	21,581,689	4,651,087	5,237,814	843,517	(1,706,501)	(4,707,368)	8,947,422	709,289	2,223,744

Non-PEO NEO Average Total Compensation Amount	$ 3,479,979	$ 2,795,512	$ 2,724,029	$ 1,958,589	$ 3,053,051
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,598,991	4,651,087	843,517	(4,707,368)	2,223,744
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation actually paid” begins with the Summary Compensation Table totals reported for the PEOs and the average of the Other NEOs for each year and were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends do not apply.

	Fiscal 2026		Fiscal 2025		Fiscal 2024		Fiscal 2023		Fiscal 2022
NEO	Douglas PEO #1	Average NEO	Douglas PEO #1	Average NEO	Douglas PEO #1	Average NEO	Douglas PEO #1	Average NEO	Douglas PEO #1	Spinner PEO #2	Average NEO
Summary Compensation Table Total Pay $	11,295,207	3,479,979	9,655,175	2,795,512	7,619,334	2,724,029	6,201,442	1,958,589	8,722,292	6,312,014	3,053,051
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(8,016,521)	(1,868,356)	(6,668,311)	(1,286,578)	(5,029,570)	(1,444,325)	(5,135,192)	(1,324,846)	(5,899,913)	—	(1,419,963)
Add Fair Value at FYE of Outstanding Awards Granted in Current Fiscal Year	19,117,061	4,246,377	10,511,293	1,816,277	4,471,036	939,207	2,001,105	494,269	6,125,044	—	1,281,636
Add Change in Fair Value of Outstanding Awards Granted in Prior Years	12,777,786	2,334,479	7,419,911	1,293,283	(1,590,840)	(526,667)	(4,670,685)	(5,146,889)	—	(10,699,745)	(913,495)
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years	1,304,680	406,512	663,621	194,851	(232,145)	(132,362)	(103,172)	(640,179)	—	5,097,020	592,254
Add Fair Value as of Prior Fiscal of Awards that failed to meet Vesting Conditions	—	—	—	(162,259)	—	(716,365)	—	(48,313)	—	—	(369,738)
Compensation Actually Paid $	36,478,213	8,598,991	21,581,689	4,651,087	5,237,814	843,517	(1,706,501)	(4,707,368)	8,947,422	709,289	2,223,744

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures
Adjusted EBITDA
Core Adjusted EPS
Free Cash Flow

Total Shareholder Return Amount	$ 153	82	44	63	128
Peer Group Total Shareholder Return Amount	257	139	104	110	135
Net Income (Loss)	$ 84,000,000	$ (118,000,000)	$ (112,000,000)	$ 24,000,000	$ 248,000,000
Company Selected Measure Amount	701,000,000	552,000,000	518,000,000	640,000,000	829,000,000
PEO Name					Mr. Spinner	Mr. Spinner	Mr. Douglas
Additional 402(v) Disclosure	The values reflected in this column represent the “Total” compensation set forth in the Summary Compensation Table on page 51.“Compensation actually paid” begins with the Summary Compensation Table totals reported for the PEOs and the average of the Other NEOs for each year and were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends do not apply.Other NEOs for fiscal 2022 are Mr. Howard (former CFO), Mr. Dorne (former COO), Mr. Stigers (former CEO, Cub), Ms. Sutton, (former Chief Legal Officer, General Counsel and Corporate Secretary) and Mr. Testa (former President); Other NEOs for fiscal 2023 are Mr. Howard (former CFO), Ms. Benedict (CHRO), Mr. Martin (then President, Wholesale), Mr.
Testa (former President) and Mr. Stigers (former CEO, Cub); Other NEOs for fiscal 2024 are Mr. Tarditi (then President and CFO), Ms. Benedict (CHRO), Mr. Martin (then President, Wholesale), Mr. Persaud (former President and CEO, Retail), Ms. Horvath (former COO) and Mr. Howard (former CFO); Other NEOs for fiscal 2025 are Mr. Tarditi (then President and CFO), Louis Martin (then President of Conventional Grocery Products and CCO), Mr. Bushway (then President of Natural, Organic, Specialty & Fresh Products and CSCO), Ms. Benedict (CHRO) and Mr. Persaud (former President and CEO, Retail); and Other NEOs for fiscal 2026 are Mr. Tarditi (then President and CFO), Mr. Best (President and CEO, Retail), Mr. Bushway (Chief Supply Chain Officer) and Mr. Martin (Chief Commercial Officer).
	As reported on Registrant’s Consolidated Statements of Income for the applicable fiscal reporting year, as provided under Part II Item 8 of the Company’s Annual Report.For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The Company has identified Adjusted EBITDA as the Company-selected measure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2026 to the Company’s performance. See Annex C for the definition of Adjusted EBITDA, a non-GAAP measure, and reconciliation to the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Core Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Douglas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,295,207	$ 9,655,175	$ 7,619,334	$ 6,201,442	$ 8,722,292
PEO Actually Paid Compensation Amount	36,478,213	21,581,689	5,237,814	(1,706,501)	8,947,422
Spinner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					6,312,014
PEO Actually Paid Compensation Amount					709,289
PEO | Douglas [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,016,521)	(6,668,311)	(5,029,570)	(5,135,192)	(5,899,913)
PEO | Douglas [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,117,061	10,511,293	4,471,036	2,001,105	6,125,044
PEO | Douglas [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,777,786	7,419,911	(1,590,840)	(4,670,685)	0
PEO | Douglas [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,304,680	663,621	(232,145)	(103,172)	0
PEO | Douglas [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Spinner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Spinner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Spinner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(10,699,745)
PEO | Spinner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,097,020
PEO | Spinner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,868,356)	(1,286,578)	(1,444,325)	(1,324,846)	(1,419,963)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,246,377	1,816,277	939,207	494,269	1,281,636
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,334,479	1,293,283	(526,667)	(5,146,889)	(913,495)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	406,512	194,851	(132,362)	(640,179)	592,254
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (162,259)	$ (716,365)	$ (48,313)	$ (369,738)